Private placement (Details Narrative) - USD ($)	Nov. 24, 2021	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Share price		$ 16.50
Proceeds from sale of stock	$ 100
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, shares issued	292,250
Share price	$ 10.00
Proceeds from sale of stock	$ 2,922,500